Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade Accounts and Notes Receivable
6.	Trade Accounts and Notes Receivable

(a)	Trade accounts and notes receivable as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Current
Trade accounts and notes receivable	￦	7,468,622	9,266,729
Finance lease receivables		41,841	126
Unbilled due from customers for contract work		941,793	1,027,039
Less: Allowance for doubtful accounts		(342,017)	(314,955)

	￦	8,110,239	9,978,939

Non-current
Trade accounts and notes receivable	￦	131,010	113,370
Finance lease receivables		46	—
Less: Allowance for doubtful accounts		(44,633)	(50,165)

	￦	86,423	63,205

The Company sold trade accounts and notes receivable with recourse to financial institutions. These trade accounts and notes receivable have not been derecognized from the statement of financial position, because the Company retains substantially all of the risks and rewards associated with the transferred assets. The amounts received on transfer have been recognized as secured borrowings. As of December 31, 2020 and December 31, 2021, the carrying amounts of such secured borrowings are
￦
328,807 million and
￦
270,101 million, respectively, which are presented in the statements of financial position as the short-term borrowings.
(b)	Finance lease receivables are as follows:

(in millions of Won)
Customer	Leased Items	2020		2021
Officers and employees	Songdo apartment rental contract	￦	41,624	75
ZHAOHUUI PROSPERITY INT’L LTD	Office Rental		263	51

		￦	41,887	126

(c)	As of December 31, 2020 and 2021, the Company’s gross investment and net investment in the leases are as follows:

(in millions of Won)	2020		2021
Less than 1 year	￦	41,847	126
1 year - 3 years		47	—
Undiscounted lease payments		41,894	126
Unrealized interest income		(7)	—

Present value of minimum lease payment	￦	41,887	126